Stock Compensation	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stock Compensation

NOTE 8 – STOCK COMPENSATION

Profit Planners South entered into an employment agreement with an employee on August 1, 2011.  In connection with the agreement the Company will issue 25,000 shares of Company common stock to the employee as stock compensation.  The common stock vests over two years from the date of the employment agreement.  In connection with the agreement, the Company recognized stock compensation expense of $365 for the three-month period and $1,458 for the six-month period ended November 30, 2011.  Additional stock compensation of $7,292 is expected to be recognized over the remaining period of the employment agreement.

On November 18, 2011, Profit Planners Management, Inc. entered into an agreement with a consultant. The agreement has an initial term of three (3) years. Under the terms of the agreement, the Company would pay the consultant a fee of $10,000 per month and would grant 150,000 total shares of restricted common stock. The shares shall vest over the term of the agreement at the rate of 50,000 shares per year. In connection with the consulting agreement, the Company recognized stock compensation expense of $1,250 for the period ended November 30, 2011.  Additional stock compensation of $43,750 is expected to be recognized over the remaining period of the agreement.